VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

PLUG POWER INC. AND SUBSIDIARIES SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
		Balance at	Additions			Balance at
		Beginning of	Charged to Cost	Deductions		End of
		Period	and Expenses	(Describe)		Period
	December 31, 2011
	Deducted from liability accounts:
	Product warranty reserve	862,480	1,021,100	672,671	(a)	1,210,909
	December 31, 2010
	Deducted from liability accounts:
	Product warranty reserve	-	1,004,822	142,342	(a)	862,480
(a)	Cost of warranty performed